Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Real Estate Assets Held for Development and Sale [Line Items]
Operating properties held for sale	$ 43,458,027	$ 0
Other assets	1,452,785
Assets held for sale	44,910,812
Property Indebtedness	32,226,165
Other liabilities	1,001,485
Liabilities related to assets held for sale	$ 33,227,650